Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COVINGTON TRUST
Prospectus Date	rr_ProspectusDate	Nov. 28, 2015
Fidelity MSCI Telecommunication Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcvt_SupplementTextBlock	Supplement to the
Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF, and Fidelity MSCI Utilities Index ETF
November 28, 2015
Prospectus

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Consumer Discretionary Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Consumer Staples Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Energy Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Financials Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Health Care Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Industrials Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Information Technology Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Materials Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Real Estate Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Telecommunication Services Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108

Effective July 1, 2016, the following information replaces similar information for Fidelity MSCI Utilities Index ETF found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.084%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.000%
Total annual operating expenses	0.084%

A Adjusted to reflect current fees.

1 year	$ 9
3 years	$ 27
5 years	$ 47
10 years	$ 108